Statutory Financial Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Parent Company [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory net income (loss)	$ 341	$ 262	$ 764
Statutory capital and surplus	4,408	3,550	3,837
Subsidiaries [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory net income (loss)	(122)	(103)	(54)
Statutory capital and surplus	$ 691	$ 534	$ 311